Exhibit 99.1

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-2009	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		12/11/2009

2	Payment Date		12/15/2009

3	Collection Period	11/1/2009	11/28/2009	28

4	Monthly Interest Period- Actual	11/16/2009	12/14/2009	29

5	Monthly Interest- Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	373,000,000.00	27,877,583.71	—	27,877,583.71	—	—
7	Class A-2 Notes	489,000,000.00	489,000,000.00	—	10,772,044.02	478,227,955.98	0.9779713
8	Class A-3 Notes	774,000,000.00	774,000,000.00	—	—	774,000,000.00	1.0000000
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	—	114,000,000.00	1.0000000

10	Equals: Total Securities	$1,750,000,000.00	$1,404,877,583.71	$—	$38,649,627.73	$1,366,227,955.98

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$1,995,861,246.55			$1,957,211,618.82

13	NPV Lease Payments Receivable	1,010,673,954.42	743,583,139.80			709,699,952.69
14	NPV Base Residual	1,284,408,231.37	1,252,278,106.75			1,247,511,666.13

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	1.4521%	32,608.60	1.1697069	27,910,192.31	1,001.1697069
16	Class A-2 Notes	2.8700%	1,169,525.00	2.3916667	11,941,569.02	24.4203865
17	Class A-3 Notes	3.4100%	2,199,450.00	2.8416667	2,199,450.00	2.8416667
18	Class A-4 Notes	4.5900%	436,050.00	3.8250000	436,050.00	3.8250000

	Equals: Total Securities		3,837,633.60		42,487,261.33

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received		34,783,399.23
20	Pull Ahead Waived Payments		1,442.55
21	Sales Proceeds - Early Terminations		11,547,693.85
22	Sales Proceeds - Scheduled Terminations		6,395,337.58
23	Security Deposits for Terminated Accounts		39,024.00
24	Excess Wear and Tear Received		89,560.60
25	Excess Mileage Charges Received		96,975.37
26	Other Recoveries Received		230,571.61

27	Subtotal: Total Collections		53,184,004.79

28	Repurchase Payments		—
29	Postmaturity Term Extension		—
30	Investment Earnings on Collection Account		4,402.29

31	Total Available Funds, prior to Servicer Advances		53,188,407.08

32	Servicer Advance		—

33	Total Available Funds		53,188,407.08

34	Reserve Account Draw		—

35	Available for Distribution		53,188,407.08

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,663,217.71
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		3,837,633.60
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	47,682,555.77
49	Regular Principal Distribution Amount	38,649,627.73
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		38,649,627.73
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		9,032,928.04

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-2009	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,404,877,583.71
55	Less: Aggregate Securitization Value (End of Collection Period)	(1,957,211,618.82)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	1,404,877,583.71
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(1,366,227,955.98)

61	Regular Principal Distribution Amount	38,649,627.73

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	1,957,211,618.82
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)	(590,983,662.84)

65	Targeted Note Balance	1,366,227,955.98

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	53,188,407.08
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	1,663,217.71
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	3,837,633.60
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	47,682,555.77
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	47,682,555.77
77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		17,213,116.39
85	Initial Reserve Account Balance		17,213,116.39
86	Beginning Reserve Account Balance		17,213,116.39
87	Plus: Net Investment Income for the Collection Period		1,241.86

88	Subtotal: Reserve Fund Available for Distribution		17,214,358.25
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		17,214,358.25
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		1,241.86

93	Equals: Ending Reserve Account Balance		17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	400	6,311,744.00
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(6,423,386.58)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(85,160.11)
99	Less: Excess Wear and Tear Received		(89,560.60)
100	Less: Excess Mileage Received		(96,975.37)

101	Current Period Net Residual Losses/(Gains)	400	(383,338.66)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	3,645	(185,322.86)
104	Current Period Net Residual Losses (Item 101)	400	(383,338.66)

105	Ending Cumulative Net Residual Losses	4,045	(568,661.52)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.02%

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11-28-2009	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			2,295,082,186	1,957,211,619
109	Aggregate Base Residual Value			1,568,723,690	1,449,266,278
110	Number of Current Contracts			104,213	95,888
111	Weighted Average Lease Rate			3.64%	3.61%
112	Average Remaining Term			28.3	21.3
113	Average Original Term			38.6	38.4
114	Proportion of Base Prepayment Assumption Realized				80.95%
115	Actual Monthly Prepayment Speed				0.45%
116	Turn-in Ratio on Scheduled Terminations				78.25%
		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance - Beginning of Period		96,913	2,249,072,544	1,995,861,247
118	Depreciation/Payments			(32,559,778)	(20,449,269)
119	Gross Credit Losses		(108)	(2,435,233)	(2,372,639)
120	Early Terminations - Regular		(516)	(10,672,553)	(9,495,861)
121	Early Terminations - Lease Pull Aheads		(1)	(20,428)	(20,114)
122	Scheduled Terminations - Returned to VCI	5,151,387	(313)	(5,795,277)	(5,176,810)
123	Scheduled Terminations - Purchased	1,272,000	(87)	(1,287,130)	(1,134,934)

124	Pool Balance - End of Period		95,888	2,196,302,145	1,957,211,619

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage

126	Current		94,590	1,931,075,669	98.66%
127	31 - 90 Days Delinquent		1,108	21,948,803	1.12%
128	91+ Days Delinquent		190	4,187,147	0.21%

129	Total		95,888	1,957,211,619	100.00%

130	Credit Losses:			Units	Amounts

131	Aggregate Securitization Value on charged-off units			108	2,372,639
132	Aggregate Liquidation Proceeds on charged-off units				(1,462,841)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			1	14,718
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(92,152)

136	Current Period Aggregate Net Credit Losses/(Gains)			109	832,364

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			418	2,588,786
139	Current Period Net Credit Losses (Item 136)			109	832,364

140	Ending Cumulative Net Credit Losses			527	3,421,150

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.15%

142	Aging of Scheduled Maturies Not Sold				Units

143	0 - 60 Days since Contract Maturity				399
144	61 - 120 Days since Contract Maturity				41
145	12 1+ Days since Contract Maturity				16

Volkswagen Auto Lease Trust 2009-A MONTHLY SERVICER CERTIFICATE For the collection period ended 11-28-2009	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
1/20/2010	31,696,514
2/20/2010	35,276,855
3/20/2010	36,446,344
4/20/2010	41,690,413
5/20/2010	57,702,939
6/20/2010	55,437,648
7/20/2010	33,296,638
8/20/2010	31,563,799
9/20/2010	29,866,058
10/20/2010	28,639,107
11/20/2010	32,179,786
12/20/2010	39,685,112
1/20/2011	39,340,531
2/20/2011	54,972,794
3/20/2011	47,695,953
4/20/2011	67,112,767
5/20/2011	106,645,487
6/20/2011	101,940,013
7/20/2011	94,633,339
8/20/2011	104,685,131
9/20/2011	100,244,021
10/20/2011	82,130,511
11/20/2011	87,308,751
12/20/2011	64,327,438
1/20/2012	51,743,932
2/20/2012	54,202,126
3/20/2012	64,427,352
4/20/2012	100,135,285
5/20/2012	82,591,435
6/20/2012	51,721,019
7/20/2012	24,341,147
8/20/2012	34,089,520
9/20/2012	24,372,569
10/20/2012	16,697,796
11/20/2012	13,401,156
12/20/2012	9,988,335
1/20/2013	5,881,273
2/20/2013	4,819,699
3/20/2013	6,512,300
4/20/2013	7,190,412
5/20/2013	576,518
6/20/2013	1,377
7/20/2013	420
8/20/2013	1
9/20/2013	—
10/20/2013	—
11/20/2013	—
12/20/2013	—
1/20/2014	—
2/20/2014	—
3/20/2014	—
4/20/2014	—
5/20/2014	—
6/20/2014	—
7/20/2014	—
8/20/2014	—
9/20/2014	—
10/20/2014	—
11/20/2014	—
12/20/2014	—

Total:	1,957,211,619

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month